Right-of-Use Assets - Schedule of Carrying Amounts of Right-of-Use Assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	¥ 398	¥ 283
Inception of new leases	114	267
Depreciation charge	(141)	(146)
Disposals	(4)	(6)
Ending balance	367	398
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance	398	282
Inception of new leases	114	267
Depreciation charge	(141)	(146)
Disposals	(4)	(5)
Ending balance	367	398
Others
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Beginning balance		1
Depreciation charge		0
Disposals	¥ 0	¥ (1)